Organization and Description of Business (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature of Operations
Accumulated deficit	$ 418,699	$ 408,702	$ 383,290
Cash, cash equivalents and marketable securities	2,900	5,200
Working capital deficit	$ 7,500	$ 2,000